As filed with the Securities and Exchange Commission on August 31, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21173
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                           Man-Glenwood Lexington, LLC
                           ----------------------------
               (Exact Name of Registrant as specified in charter)

               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
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               (Address of Principal Executive Offices) (Zip Code)

                 Steven Zoric, Esq., Man-Glenwood Lexington, LLC
               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
               --------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (312) 881-6500
                                                    ---------------

Date of fiscal year end: 03/31/07
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Date of reporting period: 07/01/05 - 06/30/06
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ITEM 1.  PROXY VOTING RECORD

For information on portfolio security voting, please refer to the Form N-PX of Man-Glenwood Lexington Associates Portfolio, LLC, CIK no. 0001215043, File No. 811-21285, as filed with the Securities and Exchange Commission on August 31, 2006.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MAN-GLENWOOD LEXINGTON, LLC

By:      /s/ John B. Rowsell
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Name:    John B. Rowsell
Title:   President
Date:    August 31, 2006